Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended	60 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2018
Notes to Financial Statements
Lease rental	$ 357	$ 4,284	$ 21,420
Lease term (in years)	5 years